Commitments, Contingencies And Guarantees (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Capital Additions [Member]	Dec. 31, 2012 information technology support [Member]	Dec. 31, 2012 Capacity Purchase Arrangements [Member]	Jan. 23, 2013 Capacity Purchase Arrangements [Member]	Dec. 31, 2012 Capacity Purchase Arrangements [Member] Minimum [Member]	Dec. 31, 2012 Capacity Purchase Arrangements [Member] Maximum [Member]	Dec. 31, 2012 Embraer RJ [Member] Capacity Purchase Arrangements [Member]	Dec. 31, 2012 Purchase Commitment [Member]	Dec. 31, 2012 Lease [Member]
Long-term Purchase Commitment [Line Items]
Unrecorded Unconditional Purchase Obligations Due within One Year				$ 52	$ 80	$ 249	$ 353				$ 2,100	$ 727
Unrecorded Unconditional Purchase Obligations Due within Two Years				10	70	188	589				1,000	889
Unrecorded Unconditional Purchase Obligations Due within Three Years				17		179	739				314	1,100
Unrecorded Unconditional Purchase Obligations Due within Four Years						170	736				355	1,400
Unrecorded Unconditional Purchase Obligations Due within Five Years						11	580				745	1,600
Unrecorded Unconditional Purchase Obligations Due after Five Years						0	4,800				6,600	11,300
Deposits on Flight Equipment	710	710	746
Maximum Amount Required To Paid By Company Under The JAL Guarantee In Each Year	100	100
Maximum Amount Of JAL Guarantee Each Year Based on Current Capacity	75	75
Unrecorded Unconditional Purchase Obligation				79
Purchase Commitment Expiration Year								2014	2017
Leased Aircraft Put to American Upon Termination of Contract										15
Annual Lease Payment Obligation Upon Termination Contract						20
Annual Lease Payment Obligation Under Termination of Contract Expiration Date								2018	2019
Indebtedness and operating leases with event risk covenants	497	497
Debt Instrument, Covenant Description		These covenants permit the holders of such obligations to receive a higher rate of return (between 100 and 600 basis points above the stated rate) if a designated event, as defined, should occur and the credit ratings of such obligations are downgraded below certain levels within a certain period of time.
Benefit from Settlement of Commercial Dispute	$ 280